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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/96


Institutional Investment Manager:

EQSF ADVISERS, INC.
767 THIRD AVENUE
NEW YORK                                          NY            10017


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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended December 31, 1996 .

If amended report check here: [ ]

                               EQSF Advisers, Inc.
                    ----------------------------------------
                    Name of Institutional Investment Manager

            767 Third Avenue       New York       N.Y.             10017
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Business Address  (Street)         (City)        (State)          (Zip)

Martin J. Whitman  (212) 888-6685  Chairman, Chief Executive Officer, President
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
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  Intentional misstatements or ommissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
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   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and the State of New York on the 13th day of February, 1997.

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                               EQSF Advisers, Inc.
                   ------------------------------------------
                   (Name of Institutional Investment Manager)

                              /s/ Martin J. Whitman
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                   (Manual Signature of Person Duly Authorized
                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                 13F File No.:

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                                    FORM 13F

Page 1 of 8       Name of Reporting Manager: EQSF Advisers, Inc.
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Name, Title and Telephone Number of Person Submitting Report:

    MARTIN J. WHITMAN              PRESIDENT                    (212)888-6685


Signature, Place and Date of Signing:

/s/ MARTIN J. WHITMAN              NEW YORK                     NY    2/13/97

























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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

NIELSON HLDG CORP    COM        236274106     4,018,345     803,669     X                                     X
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